Submission	Jun. 24, 2025
Submission [Line Items]
Central Index Key	0000719245
Registrant Name	WESTPAC BANKING CORP
Registration File Number	333-283007
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES